Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 224.4	$ 235.0
Work-in-process	8.1	7.3
Raw materials and supplies	87.0	88.8
Provision for obsolete finished goods and raw materials	(14.4)	(13.7)
Total inventories	$ 305.1	$ 317.4